Nature of Operations and Organization (Details) $ in Thousands			12 Months Ended
	Sep. 30, 2019 USD ($) terminal	Jul. 10, 2018 USD ($)	Mar. 31, 2019 USD ($) terminal	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018
Nature of Operations and Organization
Proceeds from divestitures of businesses and investments, net | $			$ 335,809	$ 329,780	$ 134,370
Ownership interest			0.00%			50.00%
Liquids
Nature of Operations and Organization
Number of owned terminals | terminal			27
TransMontaigne Product Services, LLC | Refined products and renewables
Nature of Operations and Organization
Number of owned terminals | terminal	2
Proceeds from divestitures of businesses and investments, net | $	$ 233,800
Number of terminals to be utilized | terminal	19
Retail Propane Segment - East
Nature of Operations and Organization
Proceeds from divestitures of businesses and investments, net | $		$ 889,800